CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income	$ 217,612	$ 205,160	$ 155,810
Adjustments to reconcile net income to net cash provided by operating activities
Provision for credit losses	11,713	(18,121)	70,559
Depreciation and amortization	31,181	32,136	33,337
Stock-based compensation expense	13,379	9,635	7,678
Pension expense (income)	2,002	3,365	2,484
Net amortization (accretion) on investment securities	12,819	28,987	21,053
Net (gain) loss on sales/transfers of investments securities	569	759	(4,563)
Equity Securities, FV-NI, Unrealized Gain (Loss)	639	(702)	(9,045)
Originations of loans held for sale	(368,574)	(794,524)	(942,207)
Net (gains) losses on sales of loans held for sale	(15,048)	(33,021)	(51,176)
Proceeds from sales of loans held for sale	375,122	825,102	965,960
Deferred income taxes	(3,505)	12,087	(8,380)
Operating Lease, Expense	7,626	7,425	7,897
Operating Lease, Payments	(7,824)	(6,860)	(8,196)
Life Insurance, Corporate or Bank Owned, Change in Value	2,287	1,833	3,031
Decrease (increase) in interest receivable	(19,134)	6,463	(9,697)
(Decrease) increase in interest payable	6,652	(1,889)	(7,431)
Decrease (increase) in other assets	(226,398)	138,225	(288,857)
(Decrease) increase in other liabilities	164,302	(24,237)	176,168
Net cash provided by (used in) operating activities	200,846	388,157	108,363
Investing activities
Proceeds from Sale of Debt Securities, Available-for-sale	277,082	375,276	122,248
Proceeds from calls, paydowns and maturities of securities available-for-sale	704,304	1,139,498	904,821
Payments to Acquire Debt Securities, Available-for-sale	(641,643)	(2,418,290)	(1,551,952)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	14,640	34,563	41,736
Purchases of securities held-to-maturity	0	(1,000)	(30,250)
Proceeds from Maturities, Prepayments and Calls of Other Investments	8	42,403	29,526
Purchases of other investment securities	(40,836)	(11,474)	(28,659)
Net decrease (increase) in interest-bearing deposits with other banks	(173,371)	(194,506)	36,643
Proceeds from Sale of Loans Held-for-investment	0	141,072	0
Payments for (Proceeds from) Other Loans and Leases	987,088	(503,203)	714,594
Proceeds from Sale of Other Real Estate	192	1,278	2,076
Purchases of premises and equipment	(13,778)	(15,333)	(16,466)
Net change in operating leases	(29,475)	0	0
Proceeds from Life Insurance Policy	6,860	2,305	1,525
Net cash acquired (paid) in business combinations	0	(109,024)	0
Net cash provided by (used in) investing activities	(883,105)	(510,029)	(1,203,346)
Financing activities
Net (decrease) increase in total deposits	(170,777)	639,951	2,021,774
Net (decrease) increase in short-term borrowings	990,953	129,609	(1,149,587)
Payments on long-term borrowings	(64,018)	(463,382)	(681,511)
Proceeds from FHLBank Borrowings, Financing Activities	0	0	1,040,975
Cash dividends paid on common stock	(86,606)	(87,316)	(89,691)
Treasury stock purchase	0	(108,077)	(16,686)
Proceeds from exercise of stock options	177	64	72
Net cash provided by (used in) financing activities	669,729	110,849	1,125,346
Cash and due from banks
Net (decrease) increase in Cash and due from banks	(12,530)	(11,023)	30,363
Cash and due from banks at beginning of year	220,031	231,054	200,691
Cash and due from banks at end of year	207,501	220,031	231,054
Supplemental disclosures
Interest paid	59,512	32,841	75,884
Income taxes paid	5,696	17,689	32,579
Acquisition of other real estate owned through foreclosure	327	98	1,017
Issuance of restricted stock awards	22,280	12,231	9,370
Investment securities purchased not settled	0	0	23,208
Common stock issued in bank acquisitions	0	10,000	0
Supplemental schedule for investing activities
Business Combination Recognized Identifiable Assets Acquired And Liabilities Assumed Assets, Net Of Purchase Consideration	64	62,916	0
Total liabilities assumed	822	125,894	0
Goodwill	$ 758	$ 62,978	$ 0